Acquisitions - Acquisition of Virttu Biologics Limited (Details)			12 Months Ended
	Apr. 27, 2018 USD ($) shares	Apr. 27, 2017 USD ($) day $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Acquisition consideration payable			$ 11,312,000	$ 53,209,000
Goodwill			38,298,000	38,298,000
Issuance of common stock upon acquisition				3,055,000
Virttu Biologics Limited
Business Acquisition [Line Items]
Issuance of common stock upon acquisition			11,308,000
Virttu Biologics Limited | TNK Therapeutics
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Total purchase consideration		$ 25,000,000
Business acquisition, common stock consideration		$ 2,200,000
Issuance of common stock upon acquisition (in shares) | shares		797,081
Cash consideration to equity holders		$ 557,000
Percentage of consideration due at closing		20.00%
Percentage of adjusted base consideration payable in cash		80.00%
Escrow shares percentage		20.00%
Business acquisition, share price | $ / shares		$ 5.55
Acquisition consideration payable		$ 12,800,000	9,900,000
Noncurrent contingent consideration liability		1,000,000
Identifiable assets recognized		16,000,000
Deferred tax liabilities assumed		800,000
Goodwill		1,400,000
Tax deductible goodwill		0
Issuance of common stock upon acquisition (in shares) | shares	1,795,011
Contingent consideration, liability	$ 9,900,000		$ 9,900,000
Issuance of common stock upon acquisition	$ 11,300,000
Virttu Biologics Limited | TNK Therapeutics | General and administrative expenses
Business Acquisition [Line Items]
Business acquisition related costs				$ 900,000
Virttu Biologics Limited | TNK Therapeutics | Acquired in-process research and development
Business Acquisition [Line Items]
Intangible assets acquired		15,400,000
Virttu Biologics Limited | TNK Therapeutics | Minimum
Business Acquisition [Line Items]
Financial support for equity interest		50,000,000
Virttu Biologics Limited | TNK Therapeutics | Regulatory approval consideration
Business Acquisition [Line Items]
Business combination additional consideration transferred		$ 10,000,000
Number of business days to satisfy one half payment upon achievement of regulatory approval | day		45
Contingent consideration payment option two, share value		$ 5,000,000
Volume weighted average price period		30 days
Virttu Biologics Limited | TNK Therapeutics | Regulatory approval consideration | Maximum
Business Acquisition [Line Items]
Contingent consideration payment option one, cash		$ 5,000,000